OTHER REVENUE AND EXPENDITURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER REVENUE AND EXPENDITURE
Reimbursement of fixed assets in progress - AIC			R$ 121,033
Result from disposal of shares (minority holdings)			453,624
Result from disposal of assets	R$ 5,695	R$ 55,692
Result from businesses combinations		593,132
Effects of Law No. 14,182/2021			(355,062)
Other income and expenditure	130,845	2,456	(32,671)
Total	R$ 136,540	R$ 651,280	R$ 186,924